Consolidated Statements of Income (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenues:
Voyage revenue	$ 80,604,263	$ 80,371,836	$ 252,084,882	$ 246,642,009
Charter revenue	10,600,956	14,797,016	43,112,456	34,328,821
Revenues	91,205,219	95,168,852	295,197,338	280,970,830
Expenses:
Voyage expense	46,598,184	45,193,740	136,624,745	147,119,813
Charter hire expense	34,315,719	31,984,645	112,271,588	86,098,418
Vessel operating expense	7,935,565	6,148,253	22,587,314	15,710,044
General and administrative	2,790,350	2,747,691	7,719,226	8,592,008
Depreciation and amortization	3,118,973	2,518,726	8,415,174	7,060,351
Gain on sale of vessels	(1,661,368)	0	(3,947,600)	0
Total expenses	93,097,423	88,593,055	283,670,447	264,580,634
(Loss) income from operations	(1,892,204)	6,575,797	11,526,891	16,390,196
Other (expense) income:
Interest expense	(1,348,252)	(1,419,338)	(4,338,904)	(3,889,788)
Interest expense related party debt	(108,422)	(194,543)	(170,784)	(357,341)
Imputed interest on related party long-term debt	0	(317,942)	(322,947)	(793,222)
Unrealized (loss) gain on derivative instruments	(551,354)	1,854,930	(2,123,246)	183,287
Other income (expense)	83,803	(515,677)	8,030	(197,127)
Total other expense, net	(1,924,225)	(592,570)	(6,947,851)	(5,054,191)
Net (loss) income	(3,816,429)	5,983,227	4,579,040	11,336,005
Loss (income) attributable to noncontrolling interests	906,822	(113,827)	334,563	(820,323)
Net (loss) income attributable to Bulk Partners (Bermuda) LTD.	$ (2,909,607)	$ 5,869,400	$ 4,913,603	$ 10,515,682
Loss per common share:
Basic (in dollars per share)	$ (64.68)	$ (7.77)	$ (15.92)	$ (63.30)
Diluted (in dollars per share)	$ (64.68)	$ (7.77)	$ (15.92)	$ (63.30)
Weighted average shares used to compute loss per common share, basic and diluted (in shares)	87,329	87,329	87,329	87,329